UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.
Institutional Investment Manager Filing this Report:

Name:     Robshaw & Julian Associates, Inc.

Address:  6255 Sheridan Drive, Suite 400,
          Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James P. Julian
Title:    Vice President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James P. Julian          Williamsville, New York               7/28/08

[Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

     [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320                 Robshaw & Julian Associates, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:  $125,408,614


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                    SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- ---------- -------- ------- --- ---- ------- -------- ---- ------ ----
WYETH                          COMMON           983024100   6341271  132220          SOLE     none       x      0    0
BP                             COMMON           556221074   5678651   81625          SOLE     none       x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103   5644828  211496          SOLE     none       x      0    0
MEDTRONIC                      COMMON           585055106   5277206  101975          SOLE     none       x      0    0
AFLAC INC                      COMMON           1055102     5243800   83500          SOLE     none       x      0    0
PEPSICO INC                    COMMON           713448108   5204206   81840          SOLE     none       x      0    0
TEVA                           COMMON           881624209   4980750  108750          SOLE     none       x      0    0
PROCTOR & GAMBLE               COMMON           742718109   4656526   76575          SOLE     none       x      0    0
SYSCO CORP                     COMMON           871829107   4543277  165150          SOLE     none       x      0    0
GOLDMAN SACHS                  COMMON           38141G104   4508048   25775          SOLE     none       x      0    0
UNITED TECHNOLOGIES            COMMON           913017109   4281980   69400          SOLE     none       x      0    0
INTEL CORP                     COMMON           458140100   4198330  195453          SOLE     none       x      0    0
EXXON CORP                     COMMON           302290101   3794878   43060          SOLE     none       x      0    0
SOVRAN SELF STORAGE            COMMON           78462F103   3710892   89290          SOLE     none       x      0    0
JOY GLOBAL                     COMMON           4811165108  3651215   48150          SOLE     none       x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109   3467755   72990          SOLE     none       x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858   3332160   71200          SOLE     none       x      0    0
VIPERS
STRYKER                        COMMON           863667101   3103128   49350          SOLE     none       x      0    0
CISCO                          COMMON           17275R102   3093464  132995          SOLE     none       x      0    0
AT&T                           COMMON           00206R102   3019871   89637          SOLE     none       x      0    0
DONALDSON                      COMMON           257651109   2900484   64975          SOLE     none       x      0    0
UNITED PARCEL                  COMMON           911312106   2767687   45025          SOLE     none       x      0    0
NOKIA                          COMMON           654902204   2663003  108694          SOLE     none       x      0    0
PFIZER                         COMMON           717081103   2453190  140423          SOLE     none       x      0    0
MC CORMICK                     COMMON           579780206   2350886   65925          SOLE     none       x      0    0
MICROSOFT                      COMMON           594918104   2294251   83397          SOLE     none       x      0    0
AMERICAN INTL GROUP            COMMON           26874107    2270665   85815          SOLE     none       x      0    0
WELLS FARGO                    COMMON           949746101   2266344   95425          SOLE     none       x      0    0
PAYCHEX                        COMMON           704326107   2078556   66450          SOLE     none       x      0    0
HARLEY DAVIDSON                COMMON           412822108   1762236   48600          SOLE     none       x      0    0
BARCLAYS                       COMMON           06738E204   1761715   76100          SOLE     none       x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856   1684620   98000          SOLE     none       x      0    0
GENOME
HOME DEPOT                     COMMON           437076102   1534596   65525          SOLE     none       x      0    0
PHILIP MORRIS INT'L            COMMON           718172109   1360695   27550          SOLE     none       x      0    0
DENTSPLY                       COMMON           249030107   1324800   36000          SOLE     none       x      0    0
KIMBERLY CLARK                 COMMON           494368103   1291248   21600          SOLE     none       x      0    0
COCA COLA CO.                  COMMON           191216100   1091580   21000          SOLE     none       x      0    0
3M                             COMMON           88579Y101    988178   14200          SOLE     none       x      0    0
J P MORGAN CHASE               COMMON           46625H100    655321   19100          SOLE     none       x      0    0
ALTRIA                         COMMON           02209s103    566428   27550          SOLE     none       x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109    491005   11448          SOLE     none       x      0    0
FIFTH THIRD BANCORP            COMMON           316773100    465735   45750          SOLE     none       x      0    0
ECANA                          COMMON           292505104    227325    2500          SOLE     none       x      0    0
BRISTOL MYERS                  COMMON           110122108    213512   10400          SOLE     none       x      0    0
JOHNSON & JOHNSON              COMMON           478160104    212322    3300          SOLE     none       x      0    0